CONVERTIBLE NOTES (Details Narrative)	3 Months Ended					12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) Integer	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) Integer	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible notes payable					$ 386,500	$ 2,376,500
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, face amount issued		$ 192,897		$ 2,050,000	440,217
Proceeds from convertible notes payable				$ 2,000,000.0	$ 386,500
Debt instrument term		1 year			1 year
Debt weighted average interest rate issuance		12.00%		15.10%	18.00%	12.00%
Debt Instrument, number of investors | Integer		1			3	1
Number of promissory notes repaid | Integer		2				2
Convertible Notes Payable One [Member]
Debt Instrument [Line Items]
Debt instrument, face amount issued				$ 2,100,000